Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Income tax expense reconciled to loss

The Group’s income tax expense for each year can be reconciled to loss before tax as follows:

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Loss before income tax	(50,913)	(54,223)	(70,740)
Tax benefit calculated at the domestic rates applicable in the respective countries	(6,925)	(7,371)	(9,616)
(Income not subject to tax)/expenses not deductible for tax purposes	692	611	455
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	6,236	6,770	9,174
Effective income tax rate expense	3	10	13

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

The below table details the total unrecognized deductible temporary differences, unused tax losses and unused tax credits:

	As of
	December 31,
In CHF thousands	2024	2023	2022
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:
Tax losses	343,589	312,972	264,089
Deductible temporary differences related to:
Retirement benefit plan	8,844	5,770	3,213
Total	352,433	318,742	267,302

Tax losses carry forwards and respective expiry dates

The following table details the tax losses carry forwards of the Company and their respective expiry dates:

	As of
	December 31,
In CHF thousands	2024	2023	2022
Tax losses split by expiry date:
December 31, 2024	—	15,231	15,231
December 31, 2025	48,894	48,894	48,894
December 31, 2026	—	—	—
December 31, 2027	57,824	57,824	57,824
December 31, 2028	75,204	75,204	75,204
December 31, 2029	66,936	66,936	66,936
December 31, 2030	48,883	48,883	—
December 31, 2031	45,848	—	—
Total unrecorded tax loss carryforwards	343,589	312,972	264,089